Matthews Asia Total Return Bond Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

NON-CONVERTIBLE CORPORATE BONDS: 64.0%

	Face Amount*	Value

CHINA/HONG KONG: 41.6%

Wanda Properties International Co., Ltd.
7.250%, 01/29/24[b]	5,300,000	$5,119,535

Franshion Brilliant Ltd. 6.000%[c], 02/08/26[b,d]	4,700,000	4,700,000

KWG Group Holdings, Ltd. 7.400%, 01/13/27[b]	5,000,000	4,637,343

Sino-Ocean Land Treasure III, Ltd. 4.900%[c], 09/21/22[b,d]	5,000,000	4,199,989

ESR Cayman, Ltd. 5.650%[c], 03/02/26[b,d]	SGD 5,250,000	3,936,147

China SCE Group Holdings, Ltd. 7.000%, 05/02/25[b]	4,000,000	3,764,599

Times China Holdings, Ltd. 6.200%, 03/22/26[b]	3,900,000	3,522,773

King Talent Management, Ltd. 5.600%[c], 12/04/22[b,d]	3,500,000	3,291,554

Huarong Finance 2019 Co., Ltd. 4.250%[c], 09/30/25[b,d]	2,800,000	2,324,000

Huarong Finance 2017 Co., Ltd. 4.000%[c], 11/07/22[b,d]	2,500,000	2,300,000

CIFI Holdings Group Co., Ltd. 4.800%, 05/17/28[b]	2,200,000	2,046,000

Sunac China Holdings, Ltd. 6.500%, 01/26/26[b]	2,200,000	1,765,580

China Cinda Asset Management Co., Ltd.
5.500%, 03/14/28	CNY 10,000,000	1,688,274

FWD Group, Ltd. 6.375%[c], 09/13/24[b,d]	1,600,000	1,636,121

Agricultural Bank of China, Ltd. 4.300%, 04/11/29[b]	CNY 10,000,000	1,581,510

China Cinda Asset Management Co., Ltd.
3.900%, 03/05/30	CNY 10,000,000	1,548,278

FWD Group, Ltd. 0.000%[c], 06/15/22[b,d]	1,200,000	1,150,924

Honghua Group, Ltd. 6.375%, 08/01/22[b]	1,100,000	1,060,124

Huarong Finance 2017 Co., Ltd. 4.500%[c], 01/24/22[b,d]	1,100,000	1,056,000

Times China Holdings, Ltd. 6.750%, 07/08/25[b]	1,100,000	1,006,500

Logan Group Co., Ltd. 4.500%, 01/13/28[b]	776,000	708,932

Times China Holdings, Ltd. 5.750%, 01/14/27[b]	800,000	708,157

Total China/Hong Kong		53,752,340

INDIA: 13.1%

ABJA Investment Co. Pte, Ltd. 5.450%, 01/24/28[b]	3,700,000	4,026,293

Network i2i, Ltd. 5.650%[c], 01/15/25[d,e]	3,700,000	3,940,500

Periama Holdings LLC 5.950%, 04/19/26[b]	3,600,000	3,861,000

Tata Motors, Ltd. 5. 875%, 05/20/25[b]	3,500,000	3,754,800

ICICI Bank UK PLC 5.375%[c], 09/26/28[b]	SGD 1,750,000	1,342,994

Total India		16,925,587

INDONESIA: 4.5%

Indika Energy Capital III Pte, Ltd. 5.875%, 11/09/24[b]	3,300,000	3,324,750

	Face Amount*	Value

PB International BV
7.625%, 01/26/22[b]	5,100,000	$2,504,100

Total Indonesia		5,828,850

THAILAND: 3.2%

Kasikornbank Public Co., Ltd.
5.275%[c], 10/14/25[b,d]	3,900,000	4,085,250

Total Thailand		4,085,250

PHILIPPINES: 1.6%

Royal Capital BV
5.000%[c], 02/05/26[b,d]	1,890,000	2,012,850

Total Philippines		2,012,850

TOTAL NON-CONVERTIBLE CORPORATE BONDS		82,604,877

(Cost $85,034,336)

FOREIGN GOVERNMENT OBLIGATIONS: 18.6%

INDONESIA: 4.9%

Indonesia Government Bond
8.250%, 05/15/29	IDR 34,550,000,000	2,718,135

Indonesia Government Bond
9.000%, 03/15/29	IDR 28,000,000,000	2,284,017

Indonesia Government Bond
7.000%, 09/15/30	IDR 18,000,000,000	1,318,638

Total Indonesia		6,320,790

MALAYSIA: 4.2%

Malaysia Government Bond
4.642%, 11/07/33	MYR 13,000,000	3,336,303

Malaysia Government Investment Issue
4.119%, 11/30/34	MYR 4,500,000	1,097,771

Malaysia Government Investment Issue
3.422%, 09/30/27	MYR 4,000,000	964,847

Total Malaysia		5,398,921

CHINA/HONG KONG: 3.7%

China Development Bank
3.800%, 01/25/36	CNY 30,000,000	4,800,518

Total China/Hong Kong		4,800,518

VIETNAM: 2.3%

Viet Nam Debt & Asset Trading Corp.
1.000%, 10/10/25[b]	3,300,000	2,994,750

Total Vietnam		2,994,750

PHILIPPINES: 1.9%

Republic of Philippines
3.900%, 11/26/22	PHP 123,000,000	2,423,345

Total Philippines		2,423,345

THAILAND: 1.6%

Thailand Government Bond
1.600%, 12/17/29	THB 72,000,000	2,107,515

Total Thailand		2,107,515

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		24,045,839

(Cost $23,501,290)

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Matthews Asia Total Return Bond Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS: 15.7%
	Face Amount*	Value

CHINA/HONG KONG: 14.9%

Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[b]	4,700,000	$4,801,285

Baozun, Inc., Cnv. 1.625%, 05/01/24	4,400,000	4,048,000

Pharmaron Beijing Co., Ltd., Cnv. 0.000%, 06/18/26[b]	2,100,000	2,249,100

Hansoh Pharmaceutical Group Co., Ltd., Cnv. 0.000%, 01/22/26[b]	2,400,000	2,133,600

Weimob Investment, Ltd., Cnv. 0.000%, 06/07/26[b]	2,000,000	1,835,000

iQIYI, Inc., Cnv. 2.000%, 04/01/25	1,800,000	1,582,238

NIO, Inc., Cnv. 0.500%, 02/01/27[e]	1,700,000	1,383,886

Meituan, Cnv. 0.000%, 04/27/28[b]	700,000	668,150

Pinduoduo, Inc., Cnv. 0.000%, 12/01/25	650,000	598,650

Total China/Hong Kong		19,299,909

SOUTH KOREA: 0.8%

Kakao Corp., Cnv. 0.000%, 04/28/23[b]	800,000	987,976

Total South Korea		987,976

TOTAL CONVERTIBLE CORPORATE BONDS		20,287,885

(Cost $21,113,828)

TOTAL INVESTMENTS: 98.3%		126,938,601
(Cost $129,649,454)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.7%		2,185,024

NET ASSETS: 100.0%		$129,123,625

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

d	Perpetual security with no stated maturity date. First call date is disclosed.

e

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $5,324,386, which is 4.12% of net assets.

*	All Values in USD unless otherwise specified.

3M MYR-KLIBOR	Three Month Kuala Lumpur Interbank Offered Rate

6M THB-THBFIX	Six Month Thai Baht Interest Rate Fixing

Cnv.	Convertible

CNY	Chinese Renminbi (Yuan)

IDR	Indonesian Rupiah

KRW	Korean Won

MYR	Malaysian Ringgit

OTC	Over-the-counter

PHP	Philippine Peso

SGD	Singapore Dollar

THB	Thai Baht

USD	U.S. Dollar

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY 32,830,000	USD 5,000,000	Bank of America, N.A.	01/10/22	$48,422
USD 620,000	KRW 732,220,000	Bank of America, N.A.	01/10/22	2,537
USD 920,000	THB 30,820,000	Bank of America, N.A.	01/10/22	9,553

				60,512

KRW 14,782,300,000	USD 13,000,000	Bank of America, N.A.	01/10/22	(534,450)
SGD 9,836,750	USD 7,300,000	Bank of America, N.A.	01/10/22	(56,962)
THB 100,340,800	USD 3,100,000	Bank of America, N.A.	01/10/22	(135,854)
PHP 146,769,000	USD 2,900,000	Bank of America, N.A.	01/10/22	(58,329)
USD 1,350,161	SGD 1,840,000	Bank of America, N.A.	01/10/22	(4,675)
USD 578,967	SGD 790,000	Bank of America, N.A.	01/10/22	(2,729)
USD 2,273,561	SGD 3,100,000	Bank of America, N.A.	01/10/22	(9,045)

				(802,044)

Net Unrealized Depreciation				($741,532)

2	MATTHEWS ASIA FUNDS

Matthews Asia Total Return Bond Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

OTC INTEREST RATE SWAPS*

Floating Rate Paid by Fund		Fixed Rate Received by Fund		Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation
Rate	Frequency	Rate	Frequency
3M MYR-KLIBOR, 1.940%	Quarterly	3.300%	Quarterly	Bank of America, N.A.	06/19/2024	MYR 13,000	$76,059	—	$76,059
6M THB-THBFIX, 0.288%	Semi-annual	1.610%	Semi-annual	Bank of America, N.A.	06/21/2024	THB 281,000	252,750	—	252,750
6M THB-THBFIX, 0.295%	Semi-annual	1.265%	Semi-annual	Bank of America, N.A.	09/04/2024	THB 210,000	113,733	—	113,733

Total							$442,542	—	$442,542

*Swaps are not centrally cleared.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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